Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Templeton Global Smaller Companies Fund
Entity Central Index Key	0000350900
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Templeton Global Smaller Companies Fund
Class Name	Class A
Trading Symbol	TEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$141	1.34%
[1]
Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Templeton Global Smaller Companies Fund returned 10.85%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 22.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the real estate and consumer discretionary sectors and an underweight in the communication services sector contributed to relative performance for the year.
↑	Geographically, stock selection in the U.K. and Canada significantly contributed to performance for the year.
↑	Ambiq Micro, Wiwynn, Illumina, SharkNinja and Athabasca Oil were the top five stock contributors for the year.

Top detractors from performance:
↓	Stock selection in the health care, industrials and information technology sectors detracted from relative performance for the year.
↓	Geographically, stock selection in Japan and the U.S. significantly detracted from relative performance.
↓	Oddity Tech (not held at period-end), Classys, Icon (not held at period-end), JBT Marel and Sandisk (no exposure) were the top five stock detractors for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class A	10.85	1.06	6.42
Class A (with sales charge)	4.73	-0.09	5.82
MSCI All Country World Index-NR	22.35	10.89	12.58
MSCI All Country World Small Cap Index-NR	22.39	7.24	10.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 811,721,886
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 7,072,656
Investment Company Portfolio Turnover	92.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$811,721,886
Total Number of Portfolio Holdings	70
Total Management Fee Paid	$7,072,656
Portfolio Turnover Rate	92.13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the Fund’s definition of smaller companies was changed to companies with market capitalizations not exceeding the highest float-adjusted market capitalization in the Fund’s benchmark from companies with market capitalizations not exceeding the lesser of (1) the highest float-adjusted market capitalization in the Fund’s benchmark, or (2) $10 billion, at the time of purchase.
Effective October 31, 2025, Harlan B. Hodes no longer serves as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Templeton Global Smaller Companies Fund
Class Name	Class C
Trading Symbol	TESGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$219	2.09%
[3]
Expenses Paid, Amount	$ 219
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Templeton Global Smaller Companies Fund returned 10.01%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 22.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the real estate and consumer discretionary sectors and an underweight in the communication services sector contributed to relative performance for the year.
↑	Geographically, stock selection in the U.K. and Canada significantly contributed to performance for the year.
↑	Ambiq Micro, Wiwynn, Illumina, SharkNinja and Athabasca Oil were the top five stock contributors for the year.

Top detractors from performance:
↓	Stock selection in the health care, industrials and information technology sectors detracted from relative performance for the year.
↓	Geographically, stock selection in Japan and the U.S. significantly detracted from relative performance.
↓	Oddity Tech (not held at period-end), Classys, Icon (not held at period-end), JBT Marel and Sandisk (no exposure) were the top five stock detractors for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class C	10.01	0.31	5.61
Class C (with sales charge)	9.01	0.31	5.61
MSCI All Country World Index-NR	22.35	10.89	12.58
MSCI All Country World Small Cap Index-NR	22.39	7.24	10.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 811,721,886
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 7,072,656
Investment Company Portfolio Turnover	92.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$811,721,886
Total Number of Portfolio Holdings	70
Total Management Fee Paid	$7,072,656
Portfolio Turnover Rate	92.13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the Fund’s definition of smaller companies was changed to companies with market capitalizations not exceeding the highest float-adjusted market capitalization in the Fund’s benchmark from companies with market capitalizations not exceeding the lesser of (1) the highest float-adjusted market capitalization in the Fund’s benchmark, or (2) $10 billion, at the time of purchase.
Effective October 31, 2025, Harlan B. Hodes no longer serves as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Templeton Global Smaller Companies Fund
Class Name	Class R6
Trading Symbol	FBOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$104	0.98%
[5]
Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Templeton Global Smaller Companies Fund returned 11.26%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 22.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the real estate and consumer discretionary sectors and an underweight in the communication services sector contributed to relative performance for the year.
↑	Geographically, stock selection in the U.K. and Canada significantly contributed to performance for the year.
↑	Ambiq Micro, Wiwynn, Illumina, SharkNinja and Athabasca Oil were the top five stock contributors for the year.

Top detractors from performance:
↓	Stock selection in the health care, industrials and information technology sectors detracted from relative performance for the year.
↓	Geographically, stock selection in Japan and the U.S. significantly detracted from relative performance.
↓	Oddity Tech (not held at period-end), Classys, Icon (not held at period-end), JBT Marel and Sandisk (no exposure) were the top five stock detractors for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Class R6	11.26	1.43	6.81
MSCI All Country World Index-NR	22.35	10.89	12.58
MSCI All Country World Small Cap Index-NR	22.39	7.24	10.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 811,721,886
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 7,072,656
Investment Company Portfolio Turnover	92.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$811,721,886
Total Number of Portfolio Holdings	70
Total Management Fee Paid	$7,072,656
Portfolio Turnover Rate	92.13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the Fund’s definition of smaller companies was changed to companies with market capitalizations not exceeding the highest float-adjusted market capitalization in the Fund’s benchmark from companies with market capitalizations not exceeding the lesser of (1) the highest float-adjusted market capitalization in the Fund’s benchmark, or (2) $10 billion, at the time of purchase.
Effective October 31, 2025, Harlan B. Hodes no longer serves as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Templeton Global Smaller Companies Fund
Class Name	Advisor Class
Trading Symbol	TGSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Templeton Global Smaller Companies Fund for the period September 1, 2025, to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$115	1.09%
[7]
Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Advisor Class shares of Templeton Global Smaller Companies Fund returned 11.02%. The Fund compares its performance to the MSCI All Country World Small Cap Index-NR, which returned 22.39% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the real estate and consumer discretionary sectors and an underweight in the communication services sector contributed to relative performance for the year.
↑	Geographically, stock selection in the U.K. and Canada significantly contributed to performance for the year.
↑	Ambiq Micro, Wiwynn, Illumina, SharkNinja and Athabasca Oil were the top five stock contributors for the year.

Top detractors from performance:
↓	Stock selection in the health care, industrials and information technology sectors detracted from relative performance for the year.
↓	Geographically, stock selection in Japan and the U.S. significantly detracted from relative performance.
↓	Oddity Tech (not held at period-end), Classys, Icon (not held at period-end), JBT Marel and Sandisk (no exposure) were the top five stock detractors for the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	11.02	1.30	6.68
MSCI All Country World Index-NR	22.35	10.89	12.58
MSCI All Country World Small Cap Index-NR	22.39	7.24	10.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 811,721,886
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 7,072,656
Investment Company Portfolio Turnover	92.13%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$811,721,886
Total Number of Portfolio Holdings	70
Total Management Fee Paid	$7,072,656
Portfolio Turnover Rate	92.13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the Fund’s definition of smaller companies was changed to companies with market capitalizations not exceeding the highest float-adjusted market capitalization in the Fund’s benchmark from companies with market capitalizations not exceeding the lesser of (1) the highest float-adjusted market capitalization in the Fund’s benchmark, or (2) $10 billion, at the time of purchase.
Effective October 31, 2025, Harlan B. Hodes no longer serves as a portfolio manager of the Fund.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.